Expenses by Nature - Other Operating Income and Expenses, Components (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details by nature:
Changes in trade provisions	€ 3,567	€ 8,743	€ 4,844
Professional services	415,062	305,215	258,371
Commissions	44,946	40,397	28,671
Supplies and auxiliary materials	205,640	251,120	197,893
Operating leases	43,039	38,994	32,945
Freight	186,794	190,692	148,797
Repair and maintenance expenses	231,432	218,971	150,308
Advertising	78,851	90,652	71,280
Insurance	49,551	46,090	38,724
Royalties	21,766	13,646	48,446
Travel expenses	44,911	49,356	30,334
External services	90,987	83,296	74,858
R&D Expenses	98,947	94,903	106,873
Gains on disposal of assets	(3,042)	(22,236)
Other	33,731	16,093	40,654
Total other operating income and expenses	€ 1,546,182	€ 1,425,932	€ 1,232,998